RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Salaries, Benefits, And Consulting Fees	$ 1,203	$ 1,184
Share-based Payments	1,666	1,782
Total Key Management Personnel Compensation	$ 2,869	$ 2,966